Segmented Information (Tables)	6 Months Ended
Jul. 31, 2022
Segmented Information.
Schedule of disaggregated revenue information by geographic location of customer and revenue

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021
Revenues
United States	78,569	59,086	147,633	114,343
Europe, Middle-East and Africa	30,746	31,861	65,377	62,948
Canada	9,171	9,209	17,457	17,581
Asia Pacific	4,525	4,414	8,939	8,536
	123,011	104,570	239,406	203,408

Schedule of segment reporting information, by segment

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021
Revenues
Services	109,372	93,479	212,205	181,799
Professional services and other	10,359	9,935	21,607	19,114
License	3,280	1,156	5,594	2,495
	123,011	104,570	239,406	203,408

Schedule of disclosure on geographic areas, long-lived assets in individual foreign countries by country

	July 31,	January 31,
	2022	2022
Total long-lived assets
United States	145,327	102,649
Europe, Middle-East and Africa	36,476	43,922
Canada	74,569	84,943
Asia Pacific	7,593	8,912
	263,965	240,426